Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Current tax expenses	¥ (10,172)		¥ (5,636)
Deferred tax benefits	(125)	$ (19)	(8,813)
Income tax benefits (expenses)	¥ 10,047	$ 1,507	¥ (3,177)